Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 6,759	$ 706,224	$ 3,794,734
Accounts receivable, net	35,104	239,423	337,440
Inventory	112,398	404,970	106,403
Prepaid expenses and other current assets	209,408	128,547	236,665
Total Current Assets	363,669	1,479,164	4,475,242
Property and equipment, net	140,819	212,545	102,939
Intangible assets, net	183,229	230,084	2,432,841
Goodwill	46,460	46,460	1,374,835
Deposits and other assets	298,503	797,231	718,951
Minority investment in businesses			50,000
Operating lease right of use asset	1,859,320	2,054,265	18,451
Total Assets	2,892,000	4,819,749	9,173,259
Current Liabilities
Accounts payable and accrued liabilities	13,440,962	7,565,720	3,730,540
Convertible Notes, net of debt discount and issuance costs	6,019,635	5,369,599	159,193
Current portion of operating lease payable	250,822	326,908	18,451
Note payable, net of debt discount and issuance costs	1,587,952	1,645,680	1,278,672
Deferred revenue	342,609	299,409	234,159
Derivative liability	51,535
Total Current Liabilities	21,693,515	15,207,316	5,421,015
Non-current Liabilities:
Note payable		38,014	63,992
Operating lease payable	1,908,186	2,077,618
Preferred stock liability	11,000
Total Non-current Liabilities	1,919,186	2,115,632	63,992
Total Liabilities	23,612,701	17,322,948	5,485,007
Commitments and contingencies (Note 10)
Stockholders’ Deficit
Preferred stock value
Common stock value	137,600	39,062	16,691
Additional paid in capital	168,650,907	134,570,600	111,563,618
Less: Treasury stock	(78,456)	(78,456)	(62,406)
Accumulated other comprehensive income	161,822	(140,183)	(78,272)
Accumulated deficit	(190,480,469)	(146,142,373)	(109,632,574)
Total Creatd, Inc. Stockholders’ Deficit	(21,608,596)	(11,751,350)	1,807,057
Non-controlling interest in consolidated subsidiaries	887,895	(751,849)	1,881,195
Total Creatd, Inc. Stockholders’ Deficit	(20,720,701)	(12,503,199)	3,688,252
Total Liabilities and Stockholders’ Deficit	2,892,000	4,819,749	9,173,259
Series E Preferred Stock
Stockholders’ Deficit
Preferred stock value